OTHER INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information
Oil and gas sales													$ 114,659		$ 58,726	$ 26,974
Gas transportation, gathering and processing													13,040		494	163
Oil field services													12,333		7,149	1,222
Other revenue													324		86	250
Total revenue	27,945		45,432		36,381		30,598		22,149	19,200	13,218	11,888	140,356		66,455	28,609
Lease operating expenses													26,839		14,998	10,678
Severance taxes and marketing													7,854		5,341	2,347
Exploration and abandonments													78,221		2,605	942
Gas transportation, gathering and processing													8,028		373	214
Oil field services													10,037		6,759	1,272
Impairment of Proved Oil and Gas Properties													3,772		0	306
Depletion, depreciation, amortization and accretion													59,730		23,246	8,189
Loss (gain) on sale of assets													628		361	0
General and administrative													53,454		54,360	24,773
Total expenses													248,563		108,043	48,721
OPERATING LOSS	(15,698)	[1]	(67,814)	[1]	(8,898)	[1]	(15,797)	[1]	(8,750)	(12,498)	(17,367)	(2,973)	(108,207)	[1]	(41,588)	(20,112)
Interest income													199		10	61
Interest Expense													(51,616)		(11,752)	(3,584)
Gain (loss) on derivative contracts, net													22,239		(6,346)	814
Other													(1,583)		0	9
Total other expense													(30,761)		(18,088)	(2,700)
Loss from continuing operations before income tax													(138,968)		(59,676)	(22,812)
Income tax benefit													19,312		2,862	3,199
Loss from continuing operations													(119,656)		(56,814)	(19,613)
Income from discontinued operations, net of tax	5,723		(22,306)		(1,102)		(1,789)		(22,414)	(172)	2,703	285	(19,474)		(19,598)	1,613
Gain (loss) on sale of discontinued operations, net of tax	4,325		185		0		(2,101)						2,409		0	4,329
Net income (loss)													(136,721)		(76,412)	(13,671)
Net loss (income) attributable to non-controlling interest													4,013		(249)	(129)
Net loss attributable to Magnum Hunter Resources Corporation	(12,458)		(75,210)		(32,463)		(12,577)		(56,931)	2,000	(15,040)	(6,690)	(132,708)		(76,661)	(13,800)
Dividends on preferred stock													(34,706)		(14,007)	(2,467)
Net loss attributable to common shareholders	(17,052)		(87,236)		(42,283)		(20,843)		(60,921)	(1,952)	(18,497)	(9,298)	(167,414)		(90,668)	(16,267)
Total segment assets			2,198,632						1,168,760				2,198,632		1,168,760	248,967
Segment capital expenditures													568,610		291,942	80,078
U.S. Upstream
Segment Reporting Information
Oil and gas sales													114,659		58,726	26,974
Gas transportation, gathering and processing													0		0	0
Oil field services													0		0	0
Other revenue													99		65	168
Total revenue													114,758		58,791	27,142
Lease operating expenses													30,429		17,194	10,868
Severance taxes and marketing													7,854		5,341	2,347
Exploration and abandonments													78,221		2,605	942
Gas transportation, gathering and processing													0		0	0
Oil field services													0		0	0
Impairment of Proved Oil and Gas Properties													3,772		0	306
Depletion, depreciation, amortization and accretion													52,332		20,913	7,780
Loss (gain) on sale of assets													0		0
General and administrative													21,789		2,255	1,724
Total expenses													194,675		49,169	23,967
OPERATING LOSS													(79,917)		9,622	3,175
Interest income													197		6	20
Interest Expense													(13,053)		(2,071)	(23)
Gain (loss) on derivative contracts, net													129		0	(6)
Other													(882)		0	9
Total other expense													(13,609)		(2,065)	0
Loss from continuing operations before income tax													(93,526)		7,557	3,175
Income tax benefit													19,312		1,637	0
Loss from continuing operations													(74,214)		9,194	(25,386)
Income from discontinued operations, net of tax													6,662		(21,848)	1,254
Gain (loss) on sale of discontinued operations, net of tax													2,409			4,329
Net income (loss)													(65,143)		(12,654)	11,763
Net loss (income) attributable to non-controlling interest													4,173		(249)	(129)
Net loss attributable to Magnum Hunter Resources Corporation													(60,970)		(12,903)	11,634
Dividends on preferred stock													0		0	0
Net loss attributable to common shareholders													(60,970)		(12,903)	11,634
Total segment assets			1,602,022						797,674				1,602,022		797,674	189,072
Segment capital expenditures													417,431		202,818	60,042
Canadian Upstream
Segment Reporting Information
Oil and gas sales													0		0	0
Gas transportation, gathering and processing													0		0	0
Oil field services													0		0	0
Other revenue													0		0	0
Total revenue													0		0	0
Lease operating expenses													0		0	0
Severance taxes and marketing													0		0	0
Exploration and abandonments													0		0	0
Gas transportation, gathering and processing													0		0	0
Oil field services													0		0	0
Impairment of Proved Oil and Gas Properties													0		0	0
Depletion, depreciation, amortization and accretion													0		0	0
Loss (gain) on sale of assets													278		861
General and administrative													0		0	0
Total expenses													0		0	0
OPERATING LOSS													0		0	0
Interest income													0		0	0
Interest Expense													0		0	0
Gain (loss) on derivative contracts, net													0		0	0
Other													0		0	0
Total other expense													0		0	0
Loss from continuing operations before income tax													0		0	0
Income tax benefit													0		697	3,005
Loss from continuing operations													0		697	6,180
Income from discontinued operations, net of tax													(25,021)		1,855	0
Gain (loss) on sale of discontinued operations, net of tax													0			0
Net income (loss)													(25,021)		2,552	0
Net loss (income) attributable to non-controlling interest													0		0	0
Net loss attributable to Magnum Hunter Resources Corporation													(25,021)		2,552	0
Dividends on preferred stock													0		0	0
Net loss attributable to common shareholders													(25,021)		2,552	0
Total segment assets			392,918						349,410				392,918		349,410	0
Segment capital expenditures													84,536		18,493	0
Midstream
Segment Reporting Information
Oil and gas sales													0		0	0
Gas transportation, gathering and processing													15,469		1,978	334
Oil field services													0		0	0
Other revenue													223		12	80
Total revenue													15,692		1,990	414
Lease operating expenses													0		0	0
Severance taxes and marketing													0		0	0
Exploration and abandonments													0		0	0
Gas transportation, gathering and processing													7,908		373	214
Oil field services													0		0	0
Impairment of Proved Oil and Gas Properties													0		0	0
Depletion, depreciation, amortization and accretion													5,963		1,789	45
Loss (gain) on sale of assets													0		0
General and administrative													3,798		850	71
Total expenses													17,419		2,512	330
OPERATING LOSS													(1,727)		(522)	84
Interest income													0		0	0
Interest Expense													(758)		(1,673)	0
Gain (loss) on derivative contracts, net													8,692		0	0
Other													(546)		0	0
Total other expense													7,388		(1,673)	0
Loss from continuing operations before income tax													5,661		(2,195)	84
Income tax benefit													0		0	0
Loss from continuing operations													5,661		(2,195)	0
Income from discontinued operations, net of tax													0		0	0
Gain (loss) on sale of discontinued operations, net of tax													0			0
Net income (loss)													5,661		(2,195)	84
Net loss (income) attributable to non-controlling interest													(160)		0	0
Net loss attributable to Magnum Hunter Resources Corporation													5,501		(2,195)	84
Dividends on preferred stock													(11,864)		0	0
Net loss attributable to common shareholders													(6,363)		(2,195)	84
Total segment assets			245,207						83,847				245,207		83,847	33,060
Segment capital expenditures													57,010		54,748	18,274
Oil Field Services
Segment Reporting Information
Oil and gas sales													0		0	0
Gas transportation, gathering and processing													0		0	0
Oil field services													13,552		9,417	3,388
Other revenue													0		9	2
Total revenue													13,552		9,426	3,390
Lease operating expenses													0		0	0
Severance taxes and marketing													0		0	0
Exploration and abandonments													0		0	0
Gas transportation, gathering and processing													0		0	0
Oil field services													10,420		8,315	3,419
Impairment of Proved Oil and Gas Properties													0		0	0
Depletion, depreciation, amortization and accretion													967		544	364
Loss (gain) on sale of assets													(250)		(500)
General and administrative													418		461	143
Total expenses													12,405		9,320	3,926
OPERATING LOSS													1,147		106	(536)
Interest income													0		0	0
Interest Expense													(327)		(183)	(149)
Gain (loss) on derivative contracts, net													0		0	0
Other													(155)		0	0
Total other expense													(482)		(183)	(149)
Loss from continuing operations before income tax													665		(77)	(685)
Income tax benefit													0		1,042	0
Loss from continuing operations													665		965	84
Income from discontinued operations, net of tax													230		1,935	359
Gain (loss) on sale of discontinued operations, net of tax													0			0
Net income (loss)													895		2,900	(132)
Net loss (income) attributable to non-controlling interest													0		0	0
Net loss attributable to Magnum Hunter Resources Corporation													895		2,900	(132)
Dividends on preferred stock													0		0	0
Net loss attributable to common shareholders													895		2,900	(132)
Total segment assets			23,810						17,045				23,810		17,045	7,253
Segment capital expenditures													8,828		6,494	1,762
Corporate Unallocated
Segment Reporting Information
Oil and gas sales													0		0	0
Gas transportation, gathering and processing													0		0	0
Oil field services													0		0	0
Other revenue													0		0	0
Total revenue													0		0	0
Lease operating expenses													0		0	0
Severance taxes and marketing													0		0	0
Exploration and abandonments													0		0	0
Gas transportation, gathering and processing													0		0	0
Oil field services													0		0	0
Impairment of Proved Oil and Gas Properties													0		0	0
Depletion, depreciation, amortization and accretion													0		0	0
Loss (gain) on sale of assets													600		0
General and administrative													27,137		50,794	22,835
Total expenses													27,137		50,794	22,835
OPERATING LOSS													(27,137)		(50,794)	(22,835)
Interest income													3,483		4	41
Interest Expense													(41,022)		(9,879)	(3,412)
Gain (loss) on derivative contracts, net													13,418		(6,346)	820
Other													0		0	0
Total other expense													(24,121)		(16,221)	(2,551)
Loss from continuing operations before income tax													(51,258)		(67,015)	(25,386)
Income tax benefit													0		0	194
Loss from continuing operations													(51,258)		(67,015)	(491)
Income from discontinued operations, net of tax													0		0	0
Gain (loss) on sale of discontinued operations, net of tax													0			0
Net income (loss)													(51,258)		(67,015)	(25,386)
Net loss (income) attributable to non-controlling interest													0		0	0
Net loss attributable to Magnum Hunter Resources Corporation													(51,258)		(67,015)	(25,386)
Dividends on preferred stock													(22,842)		(14,007)	(2,467)
Net loss attributable to common shareholders													(74,100)		(81,022)	(27,853)
Total segment assets			93,612						47,839				93,612		47,839	19,582
Segment capital expenditures													805		9,389	0
Intersegment Eliminations
Segment Reporting Information
Oil and gas sales													0		0	0
Gas transportation, gathering and processing													(2,429)		(1,484)	(171)
Oil field services													(1,219)		(2,268)	(2,166)
Other revenue													2		0	0
Total revenue													(3,646)		(3,752)	(2,337)
Lease operating expenses													(3,590)		(2,196)	(190)
Severance taxes and marketing													0		0	0
Exploration and abandonments													0		0	0
Gas transportation, gathering and processing													120		0	0
Oil field services													(383)		(1,556)	(2,147)
Impairment of Proved Oil and Gas Properties													0		0	0
Depletion, depreciation, amortization and accretion													468		0	0
Loss (gain) on sale of assets													0		0
General and administrative													312		0	0
Total expenses													(3,073)		(3,752)	(2,337)
OPERATING LOSS													(573)		0	0
Interest income													(3,481)			0
Interest Expense													3,544		2,054	0
Gain (loss) on derivative contracts, net													0		0	0
Other													0		0	0
Total other expense													63		2,054	0
Loss from continuing operations before income tax													(510)		2,054	0
Income tax benefit													0		(514)	0
Loss from continuing operations													(510)		1,540	0
Income from discontinued operations, net of tax													(1,345)		(1,540)	0
Gain (loss) on sale of discontinued operations, net of tax													0			0
Net income (loss)													(1,855)		0	0
Net loss (income) attributable to non-controlling interest													0		0	0
Net loss attributable to Magnum Hunter Resources Corporation													(1,855)		0	0
Dividends on preferred stock													0		0	0
Net loss attributable to common shareholders													(1,855)		0	0
Total segment assets			(158,937)						(127,055)				(158,937)		(127,055)	0
Segment capital expenditures													$ 0		$ 0	$ 0

[1]	The quarter-ended December 31, 2012, loss from operations was primarily driven by exploration and abandonment expense. Management reviews leasehold acreage on a quarterly basis. During the quarter-ended December 31, 2012 management determined a significant portion of the non-core Williston Basin acreage would not be utilized as the Company planned to focus on assets that will provide a higher rate of return in 2013.